Earnings/(Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attribute to OneSmart International Education Group Limited's shareholders	$ 34,296	¥ 245,368	¥ 245,936	¥ 258,827
Accretion to redemption value of Preferred Shares | ¥			(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares | ¥			(4,266)
Allocation of undistributed earnings to redeemable convertible preferred shares | ¥				(111,771)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	34,296	245,368	(721,235)	147,056
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted	$ 34,296	¥ 245,368	¥ (721,235)	¥ 147,056
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,460,000,000	6,460,000,000	4,145,000,000	2,534,000,000
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	249,000,000	249,000,000
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,709,000,000	6,709,000,000	4,145,000,000	2,534,000,000
Earnings/(loss) per share - basic | (per share)	$ 0.0053	¥ 0.0380	¥ (0.1740)	¥ 0.0580
Earnings/(loss) per share - diluted | (per share)	$ 0.0051	¥ 0.0366	¥ (0.1740)	¥ 0.0580
Redeemable convertible preferred shares, per-share basis ratio to participate in dividends with holders of Ordinary Shares	1	1
Antidilutive securities			0